Property and equipment (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Property, Plant and Equipment [Table Text Block]
The balances of our major classes of depreciable assets are:
	January 31, 2013	January 31, 2012
Geology equipment ( 3 to 7 year lives)	$260,521	$290,736
Vehicles and transportation equipment ( 5 years)	50,180	50,180
Office furniture and equipment ( 5 to 7 years)	73,985	73,451
	384,686	414,367
Less accumulated depreciation and amortization	(303,486)	(284,857)
	$81,200	$129,510